CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 8,046,950	$ 2,959,219	$ 4,407,246	$ 2,431,893
Prepaid expense and other current assets	12,342,115	8,530,684
Total assets	74,947,378	63,345,378	50,080,535
Liabilities and stockholders' equity
Total liabilities	30,465,228	23,590,086
Total stockholders’ equity	44,482,150	39,755,292	34,425,590	23,061,322
Total liabilities and stockholders’ equity	74,947,378	63,345,378
Parent Company [Member]
Assets
Cash	0	50,158	64,496	0
Prepaid expense and other current assets	0	89,940
Investments in subsidiaries	44,514,696	40,961,908
Total assets	44,514,696	41,102,006
Liabilities and stockholders' equity
Accrued expenses and other payables	32,546	1,346,714
Total liabilities	32,546	1,346,714
Total stockholders’ equity	44,482,150	39,755,292
Total liabilities and stockholders’ equity	$ 44,514,696	$ 41,102,006